Apr. 29, 2020
CRAWFORD DIVIDEND GROWTH FUND

November 19, 2020

CRAWFORD DIVIDEND GROWTH FUND (the “Fund”)

Supplement to the Prospectus and Statement of Additional Information dated April 29, 2020

Effective January 19, 2021, the name of the Fund is changed to “Crawford Large Cap Dividend Fund” and all references to the Fund name in the prospectus and Statement of Additional Information are replaced with the new name.

The Board has approved a new 80% policy for the Fund. Therefore, the third paragraph of the “Principal Investment Strategies” section on page 2 of the Fund’s prospectus, and the third paragraph of the “Principal Investment Strategies of the Fund” section on page 6 of the Fund’s prospectus, are deleted and replaced with the following paragraph:

Under normal circumstances, the Fund will invest at least 80% of its assets in securities of large cap companies that pay or are expected to pay regular dividends. The Adviser considers large cap companies to be companies that, at the time of investment, have market capitalizations within the range of market capitalization of the companies appearing in the Russell 1000® Value Index. As of September 30, 2020, the market capitalization of the companies appearing in the Russell 1000® Value Index ranged from $676.81 million to $1,001.11 billion. The Fund may invest its assets in securities of U.S. companies and foreign companies, directly or indirectly through American Depositary Receipts (“ADRs”) or other types of depositary receipts. The Fund may also invest in equity real estate investment trusts (“REITs”).

You should read this supplement in conjunction with the Fund’s Prospectus dated April 29, 2020 and retain it for future reference.